Document and Entity Information	Jul. 19, 2022
Cover [Abstract]
Entity Registrant Name	Snap Inc
Amendment Flag	true
Entity Central Index Key	0001564408
Current Fiscal Year End Date	--12-31
Document Type	8-K/A
Document Period End Date	Jul. 19, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-38017
Entity Tax Identification Number	45-5452795
Entity Address, Address Line One	3000 31st Street
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90405
City Area Code	(310)
Local Phone Number	399-3339
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value$0.00001 per share
Trading Symbol	SNAP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as a supplement to the Current Report on Form 8-K filed by Snap Inc. (the “Company”) on July 21, 2022 (the “Original Report”). The Original Report was filed, among other things, to report the filing of an amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Charter Amendment”) with the Secretary of State of the State of Delaware (the “Delaware Secretary of State”). This Amendment amends the Original Report solely to update the disclosure regarding the Charter Amendment, and to disclose that the Company has filed a certificate of correction to the Charter Amendment to correct certain defects contained in the Charter Amendment.